Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Contingencies	Contingencies
Litigation
The Company is subject to occasional lawsuits, investigations, and claims arising out of the normal conduct of business. As of the date the condensed consolidated financial statements were available to be issued, management is not aware of any pending claims that will have a material impact on the Company’s condensed consolidated financial statements.
Contingencies
Litigation
The Company is subject to occasional lawsuits, investigations, and claims arising out of the normal conduct of business. As of the date the consolidated financial statements were available to be issued, management is not aware of any pending claims that will have a material impact on the Company’s consolidated financial statements.
GIGCAPITAL5, INC
Other Commitments [Line Items]
Contingencies	COMMITMENTS AND CONTINGENCIES
Registration Rights
On September 23, 2021, the Company entered into a registration rights agreement with its Founder and Insiders. These holders will be entitled to make up to two demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back”
registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. There will be no penalties associated with delays in registering the securities under the registration rights agreement.
Underwriters Agreement
The Company granted the underwriters a 45-day option to purchase up to 3,000,000 additional Public Units to cover any over-allotments, at the Offering price less underwriting discounts and commissions. On September 28, 2021, the over-allotment was exercised in full by the Underwriters.
The Company paid an underwriting discount of $0.20 per Public Unit to the Underwriters at the closing of the Offering. The underwriting discount was paid in cash. In addition, the Company has agreed to pay deferred underwriting commissions of $0.40 per Public Unit, or $9,200,000 in the aggregate, including the Underwriters’ over-allotment option which was exercised in full. The deferred underwriting commission will become payable to the Underwriters from the amount held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement, including the performance of services described therein.
On March 20, 2023, one of the Underwriters, Wells Fargo, waived all of their portion of the deferred underwriting fees totaling $6,440,000.
The Underwriters will use their commercially reasonable efforts to provide the Company with the following services: 1) originating and introducing the Company to potential targets for a Business Combination; 2) arranging non-deal roadshows on behalf of the Company in connection with a proposed Business Combination; 3) assisting the Company in meeting its securities exchange listing requirements following the closing of the Offering; and 4) providing capital markets advice and liquidity to the Company following the closing of the Offering. If the Company uses its best efforts (and the Underwriters use commercially reasonable efforts) to obtain financing in private placements or privately negotiated transactions, but notwithstanding such efforts, the Company does not have sufficient cash necessary to consummate the Business Combination and pay the deferred underwriting commission, the Company and the Underwriters will cooperate in good faith to come to a mutually-satisfactory solution with respect to the payment of the deferred underwriting commission so as to ensure that the Company’s obligation to pay the deferred underwriting commission shall not impede the closing of the Business Combination.
Non-Redemption Agreements
QT Imaging, the Company and certain investors led by Meteora Capital Partners, LP (all investors participating in such financing, the “Stock Subscription Investors”), have entered into definitive subscription agreements (the “Stock Subscription Agreements”), pursuant to which the Stock Subscription Investors have subscribed for the purchase of shares of QT Imaging Common Stock in such amount that upon the completion of the Merger and the application of the Exchange Ratio will be exchanged for such consideration as is provided for in the Business Combination Agreement, including that number of shares of common stock of the Combined Company (“Combined Company Common Stock”) as is equal in the aggregate to 1,400,000 shares of Combined Company Common Stock. Meteora Capital Partners, LP, has an economic interest in the sponsor of the Company, GigAcquisitions5, LLC. The aggregate gross proceeds under the Stock Subscription Agreements to QT Imaging will be $3,500,000 (although this amount could be increased by additional subscriptions). In addition, certain Stock Subscription Investors that collectively subscribed to purchase the equivalent of 1,200,000 shares of Combined Company Common Stock pursuant to the Stock Subscription Agreements in November 2023 have separately entered into with the Company a non-redemption agreement (the “November 2023 Non-Redemption Agreements”) pursuant to which each such Stock Subscription Investor has agreed to not redeem up to 400,000 shares of GigCapital5 Common Stock in exchange for a cash payment by the Company with cash from its Trust Account in a per share amount equal to the redemption price less $2.50 per share. For each share of GigCapital5 Common Stock that a Stock Subscription Investor does not redeem pursuant to the terms of a November 2023 Non-Redemption Agreement, the obligation of such Stock Subscription Investor to purchase shares of QT Imaging Common Stock pursuant to the Stock Subscription Agreements will be correspondingly reduced in an equal amount with respect to the number of shares of Combined Company Common Stock that would be received upon the exchange that occurs at the closing of the
Merger. Furthermore, for each share of GigCapital5 Common Stock that a Stock Subscription Investor does not redeem pursuant to the terms of a November 2023 Non-Redemption Agreement, the aggregate number of shares of Combined Company Common Stock issued as consideration to the securities holders of QT Imaging in the Merger shall also be correspondingly reduced.
Yorkville Agreement
On November 15, 2023, the Company entered into a Standby Equity Purchase Agreement with QT Imaging and YA II PN, Ltd. (“Yorkville”), pursuant to which, upon the closing of the Merger, QTI Holdings can sell to Yorkville up to $50.0 million of QTI Holdings’ common stock at QTI Holdings’ request any time during the 36 months following the closing of the Merger. In addition, QTI Holdings can also request a pre-paid advance (the “Pre-Paid Advance”) from Yorkville up to an amount of $10.0 million at the closing of the Merger in the form of a convertible promissory note. As consideration for the Pre-Paid Advance, immediately prior to, and substantially concurrently with, the closing of the Merger, QT Imaging will issue to Yorkville that number of shares which will further convert in the aggregate into 1,000,000 shares of common stock of QTI Holdings upon the completion of the Merger.